Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of summary of ESOP expense

	2015	2014

Allocated shares	$57,420	$54,519
Shares committed for allocation	3,820	3,767
Unearned shares	21,171	24,991

Total ESOP shares	82,411	83,277

Fair value of unearned shares at December 31	$556,374	$574,793